United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2014

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS.

AMERICAN BEACON EARNEST PARTNERS EMERGING

MARKETS EQUITY FUND

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 13.46%
Common Stocks - (Cost $477)
Banco Bradesco S.A., ADRA	7,306	$109
Cielo S.A.	9,800	174
Embraer S.A.	12,200	105
Natura Cosmeticos S.A.	3,000	51
Petroleo Brasileiro S.A., Sponsored ADRA B	4,620	64

Total Common Stocks		503

Preferred Stocks - (Cost $112)
Itau Unibanco Holding S.A., Sponsored ADRA	7,629	125

Total Brazil		628

Colombia - 2.63%
Common Stocks - (Cost $122)
Bancolombia S.A., Sponsored ADRA	2,154	123

Czech Republic - 2.03%
Common Stocks - (Cost $92)
Komercni Banka A.S.	411	95

Hong Kong/China - 27.25%
Common Stocks - (Cost $1,400)
Anhui Conch Cement Co., Ltd. H	32,500	120
China BlueChemical Ltd. HB	152,000	82
China Oilfield Services Ltd. H	66,000	157
China Petroleum & Chemical Corp. H	120,000	106
China Shipping Container Lines Co., Ltd.B	373,000	88
Daphne International Holdings Ltd.	26,100	10
Dongfeng Motor Group Co., Ltd. H	46,000	61
Great Wall Motor Co., HB	13,500	61
Industrial & Commercial Bank of China Ltd. H	142,000	84
Jiangxi Copper Co., Ltd. HB C	79,000	130
Mindray Medical International Ltd., Sponsored Class A, ADRA	3,132	104
Orient Overseas International Ltd.	23,000	109
Weichai Power Co., Ltd. HB	46,000	160

Total Hong Kong/China		1,272

India - 5.03%
Common Stocks - (Cost $202)
HDFC Bank Ltd., ADRA	2,162	87
ICICI Bank Ltd., Sponsored ADRA	3,470	148

Total India		235

	Shares	Fair Value
		(000’s)
Indonesia - 3.30%
Common Stocks - (Cost $136)
Bank Rakyat Indonesia Persero Tbk PT	97,000	$83
Indofood Sukses Makmur Tbk PT	117,000	71

Total Indonesia		154

Malaysia - 1.69%
Common Stocks - (Cost $84)
AMMB Holdings Bhd	36,000	79

Mexico - 3.70%
Common Stocks - (Cost $193)
Controladora Commercial Mexicana, S.A.B. de C.V.	46,100	173

South Africa - 6.57%
Common Stocks - (Cost $289)
African Rainbow Minerals Ltd.	3,967	74
Anglo American Platinum Ltd.B	585	28
Impala Platinum Holdings Ltd.	5,838	66
Investec Ltd.	15,793	139

Total South Africa		307

South Korea - 13.09%
Common Stocks - (Cost $598)
CJ Corp.B	824	100
Hyundai Motor Co., Ltd.	408	116
KT Corp.	2,480	79
POSCO	409	122
Samsung Electronics Co., Ltd.	150	194

Total South Korea		611

Taiwan - 5.89%
Common Stocks - (Cost $252)
Advanced Semiconductor Engineering, Inc.	142,000	165
Uni-President Enterprises Corp.	65,000	110

Total Taiwan		275

Thailand - 2.63%
Common Stocks - (Cost $136)
Kasikornbank PCLD	11,900	72
PTT Global Chemical PCLB D	26,700	51

Total Thailand		123

Turkey - 2.14%
Common Stocks - (Cost $104)
Akbank T.A.S.	17,742	62
Turkiye Garanti Bankasi A.S.	10,423	38

Total Turkey		100

	Shares	Fair Value
		(000’s)
SHORT-TERM INVESTMENTS - 9.46% (Cost $442)
JPMorgan U.S. Government Money Market Fund, Capital Class	442,195	$442

TOTAL INVESTMENTS - 98.87% (Cost $4,639)		4,617
OTHER ASSETS, NET OF LIABILITIES - 1.13%		53

TOTAL NET ASSETS - 100.00%		$4,670

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	Fair valued pursuant to procedures approved by the Board of Trustees.
D	PLC - Public Limited Company.

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets June Futures	Long	8	June, 2014	$398	$(2)

				$398	$(2)

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Brazil - 12.78%
Common Stocks - (Cost $1,447)
AMBEV S.A., ADRA	3,608	$26
AMBEV S.A.	4,300	32
BB Seguridade Participacoes S.A.	5,100	60
BRF - Brasil Foods S.A.	4,000	91
Cia Providencia Industria e Comercio S.A.	1,200	4
Cielo S.A.	9,800	174
Companhia Brasileira de Distribuição (Pao de Acucar) Sponsored ADRA	2,105	100
Companhia Energetica de Minas Gerais, CEMIG S.A. Sponsored ADRA	15,065	113
CPFL Energia S.A.	11,500	98
CVC Brasil Operadora e Agencia de Viagens S.A.	21,800	159
EDP - Energias do Brasil S.A.	1,800	8
Estacio Participacoes S.A.	4,500	48
GAEC Educacao S.A.	16,700	188
Kroton Educacional S.A.	6,800	146
Linx S.A.	5,100	111
Sao Martinho S.A.	1,500	22
Smiles S.A.	3,000	57
Telefonica Brasil S.A., ADRA	1,734	37
TIM Participacoes S.A.	5,500	30
Totvs S.A.	5,400	88
Ultrapar Participacoes S.A.	4,000	100

Total Common Stocks		1,692

Investment Companies - (Cost $149)
FII BTG Pactual Corp. Office Fund B	2,689	151

Preferred Stocks - (Cost $443)
AES Tiete S.A.	5,000	39
Cia Brasileira de Distribuicao Grupo Pao de Acucar	400	19
Cia de Gas de Sao Paulo	6,100	135
Cia Paranaense de Energia	2,000	29
Net Servicos de Comunicacao S.A.C	2,358	33
Saraiva S.A. Livreiros EditoresC	2,900	21
Telefonica Brasil S.A.	6,100	128

Total Preferred Stocks		404

Rights
Cia de Gas de Sao PauloD I	87	—
AMBEV S.A. D I	6	—
Total Rights		—

Total Brazil		2,247

	Shares	Fair Value
		(000’s)
Cayman Islands - 0.04%
Common Stocks - (Cost $7)
Honworld Group Ltd. C	11,000	$7

Chile - 1.95%
Common Stocks - (Cost $365)
Banco de Chile, ADRA	1,185	92
Compania Cervecerias Unidas S.A. Sponsored ADRA	3,762	89
Empresa Nacional de Electricidad S.A. Sponsored ADRA	3,046	134
Vina Concha y Toro S.A.	677	28

Total Chile		343

Colombia - 0.90%
Common Stocks - (Cost $183)
Ecopetrol S.A. Sponsored ADR A	4,251	159

Czech Republic - 0.76%
Common Stocks - (Cost $130)
CEZ A.S.	2,115	64
Telefonica Czech Republic A.S.	4,667	70

Total Czech Republic		134

Egypt - 0.64%
Common Stocks - (Cost $93)
Eastern TobaccoC	1,602	38
Global Telecom Holding, GDRC E	16,216	60
Oriental Weavers	711	5
Sidi Kerir Petrochemicals Co.C	3,417	10

Total Egypt		113

Greece - 0.53%
Common Stocks - (Cost $91)
Athens Water Supply & Sewage Co. C	7,267	94

Hong Kong/China - 11.82%
Common Stocks - (Cost $2,106)
Agricultural Bank of China H	399,000	167
Anhui Expressway Co., Ltd. H	50,000	27
Baidu, Inc. Sponsored ADRA C	24	4
Bank of China Ltd. H	83,000	37
China Construction Bank H	182,000	126
China Life Insurance Co., Ltd. H	1,000	3
China Mobile Ltd.	17,500	166
China Petroleum & Chemical Corp. H	164,000	144
China Shenhua Energy Co., Ltd.	24,000	65
China Telecom Corp., Ltd. H	342,000	175

	Shares	Fair Value
		(000’s)
China Travel International Investment Hong Kong Ltd.	102,000	$21
China Unicom Hong Kong Ltd.	110,000	169
Dalian Port PDA Co., Ltd.C	118,000	28
Giant Interactive Group, Inc., ADRA	2,105	25
Industrial & Commercial Bank of China Ltd. H	130,000	77
Jiangsu Expressway Co., Ltd. H	86,000	97
Labixiaoxin Snacks Group Ltd. C F	43,000	17
NetEase, Inc., ADRA	831	57
People’s Insurance Co., Group HC	213,000	81
PetroChina Co., Ltd. H	146,000	168
Shanghai Jin Jiang International Hotels Group Co., Ltd.C	88,000	21
Shenzhen Expressway Co., Ltd. H	90,000	41
Sun Art Retail Group Ltd.C	65,000	84
Tencent Holdings Ltd.	1,900	117
Travelsky Technology Ltd. H	93,000	71
WuXi PharmaTech Cayman, Inc., ADRA C	1,621	55
Xinhua Winshare Publishing and Media Co., Ltd. H	57,000	36

Total Hong Kong/China		2,079

Hungary - 0.67%
Common Stocks - (Cost $122)
Magyar Telekom Telecommunications PLCG	21,884	31
MOL Hungarian Oil and Gas PLCG	87	5
Richter Gedeon NyrtC	4,725	81

Total Hungary		117

India - 4.16%
Common Stocks - (Cost $664)
Dr Reddys Laboratories Ltd., ADRA	3,764	170
Infosys Technologies Ltd., Sponsored ADRA	3,182	171
Tata Motors Ltd., Sponsored ADRA	3,771	141
Wipro Ltd., ADRA	9,614	115
WNS Holdings Ltd., ADRA C	7,261	135

Total India		732

Indonesia - 0.36%
Common Stocks - (Cost $64)
Siloam International Hospitals Tbk PT C	67,700	64

Malaysia - 8.57%
Common Stocks - (Cost $1,463)
AMMB Holdings Bhd	48,700	107
Axiata Group Bhd	82,300	170
DiGi.Com Bhd	102,000	173
Dutch Lady Milk Industries BhdC	300	4
Felda Global Ventures Holdings BhdC	40,800	56
Fraser & Neave Holdings BhdC	1,500	8

	Shares	Fair Value
		(000’s)
Hartalega Holdings Bhd	1,300	$3
Kossan Rubber Industries	31,200	39
Maxis Bhd	45,900	98
Mega First Corp., Bhd	10,200	7
Nestle Malaysia BhdC	6,800	143
NTPM Holdings BhdC	9,800	3
Panasonic Manufacturing Malaysia BhdC	500	3
PBA Holdings Bhd	23,200	10
Petronas Chemicals Group Bhd	47,500	98
Pharmaniaga Bhd	11,100	16
Public Bank BhdC	21,600	133
Sime Darby Bhd	58,900	170
Star Publications BhdC	43,100	34
Telekom Malaysia Bhd	90,900	173
Tenaga Nasional Bhd	9,900	36
Tenaga Nasional Bhd, Sponsored ADRA	543	8
YTL Power International BhdC	30,765	15

Total Malaysia		1,507

Mexico - 9.26%
Common Stocks - (Cost $1,569)
America Movil, S.A.B. de C.V., Series L, ADRA	3,666	74
America Movil, S.A.B. de C.V., Series L	97,148	98
Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADRA C	4,765	34
Corp Actinver S.A.B. de C.V.C	3,108	3
Embotelladoras Arca, S.A.B. de C.V.	21,574	138
Gruma SAB de CV	2,288	80
Grupo Aeromexico S.A.B. de C.V.C	58,592	95
Grupo Aeroportuario del PacificC	1,974	12
Grupo Financiero Interacciones S.A. de C.V.C	24,084	145
Grupo Financiero Santander Mexico, S.A.B. de C.V., ADRA	381	5
Grupo Industrial Maseca S.A.B. de C.V.C	15,518	24
Grupo Lala S.A.B. de C.V.C	70,064	163
Grupo Sanborns S.A. de C.V.C	53,318	88
Grupo Sports World, S.A.B. de C.V.C	10,821	17
Grupo Televisa S.A. Sponsored ADRA	3,799	125
Industrias Bachoco S.A.B. de C.V.C	20,898	77
Infraestructura Energetica Nova S.A.B. de C.V.	30,281	158
Megacable Holdings S.A.B. de C.V.C	25,646	101
Organizacion Cultiba S.A.B. de C.V.C	12,353	20
Organizacion Soriana S.A.B. de C.V.	17,451	51
TF Administradora IndustrialB C	58,453	117
Value Grupo Financiero S.A.B. de C.V.C	442	3

Total Mexico		1,628

	Shares	Fair Value
		(000’s)
Panama - 0.73%
Common Stocks - (Cost $113)
Avianca S.A., Sponsored ADRA	7,709	$128

Peru - 1.05%
Common Stocks - (Cost $168)
Credicorp Ltd.	1,165	174
Edelnor S.A.	3,853	6
Enersur S.A.	501	5

Total Peru		185

Philippines - 2.56%
Common Stocks - (Cost $460)
Aboitiz Power Corp.C	42,200	35
ABS-CBN Broadcasting Corp.	44,200	37
China Banking Corp.C	4,800	6
Globe Telecom, Inc.	2,375	88
Pepsi-Cola Products Philippines, Inc.	138,900	16
Philippine Long Distance Telephone Co.	2,015	130
Philweb Corp.C	54,900	6
Robinsons Retail Holdings, Inc.C	44,880	67
San Miguel Pure Foods Co.	8,370	44
Travellers International Hotel Group, Inc.C	92,200	21

Total Common Stocks		450

Rights
China Banking Corp.D I	543	—

Total Philippines		450

Poland - 4.38%
Common Stocks - (Cost $720)
Amica Wronki S.A.	320	10
Asseco Poland S.A.	6,615	98
Enea S.A.C	5,016	25
Energa S.A.C	28,441	170
Neuca S.A.C	134	10
Orange Polska S.A.	28,177	96
PGE S.A.C	17,999	126
PKP Cargo S.A.C	5,841	162
Powszechny Zaklad Ubezpieczen S.A.	274	39
Zaklady Lentex S.A.	2,609	7
Zespol Elektrowni PAK S.A.C	3,539	27

Total Poland		770

Russia - 1.91%
Common Stocks - (Cost $425)
Gazprom NEFT, Sponsored ADRA C	1,892	38
Gazprom OAO, Sponsored ADRA	4,246	31
Lukoil OAO, Sponsored ADRA	1,736	91
Mail.ru Group Ltd., Reg S, GDRC E H	2,438	66
Mobile TeleSystems OJSC, Sponsored ADRA	4,413	74
RostelecomC	880	11

	Shares	Fair Value
		(000’s)
Sistema JSFC, Reg S, Sponsored GDRE H	1,041	$25

Total Russia		336

South Africa - 11.88%
Common Stocks - (Cost $1,920)
Aeci Ltd.	3,896	44
Aspen Pharmacare Holdings Ltd.	1,780	47
Astral Foods Ltd.C	5,864	53
AVI Ltd.	1,081	6
Clicks Group Ltd.	19,400	118
Clover Industries Ltd.C	50,475	93
Datatec Ltd.C	7,891	40
EOH Holdings Ltd.C	16,500	132
FirstRand Ltd.	11,455	42
Life Healthcare Group Holdings Ltd.	13,269	53
MiX Telematics Ltd., Sponsored ADRA C	4,204	44
Mondi Ltd.C	1,939	32
MTN Group Ltd.	8,506	171
Naspers Ltd., N Shares	691	65
Netcare Ltd.	65,874	160
Omnia Holdings Ltd.C	4,763	102
Pick n Pay Holdings Ltd.C	9,534	23
Pick n Pay Stores Ltd.	28,773	164
Sasol Ltd.	3,048	171
Spar Group Ltd.C	7,841	92
Standard Bank Group Ltd.	5,570	73
Steinhoff International Holdings Ltd.	28,557	148
Vodacom Group Pty Ltd.	11,720	140

Total Common Stocks		2,013

Preferred Stocks - (Cost $79)
Barclays Africa Group Ltd.C	980	76

Total South Africa		2,089

South Korea - 9.76%
Common Stocks - (Cost $1,673)
Amorepacific Corp.	63	81
Busan City Gas Co., Ltd.C	1,000	42
Daesung Energy Co., Ltd.C	1,330	7
Daum Communications Corp.C	713	52
Dong-Il Corp.C	564	41
E1 Corp.C	208	14
E-Mart Co., Ltd.	175	40
Eugene Investment & Securities Co., Ltd.C	3,510	9
GMB Korea Corp.C	4,370	34
Hanwha Corp.C	2,990	87
Hyundai Motor Co.	89	20
Ilshin Spinning Co., Ltd.C	96	13
Industrial Bank of Korea	7,150	88
JB Financial Group Co., Ltd.C	1,400	10
Kia Motors Corp.	1,050	58
KleanNara Co., Ltd.C	1,250	6
Korea Electric Power Corp.	1,770	68

	Shares	Fair Value
		(000’s)
KT Corp.	3,580	$114
LG Display Co., Ltd., ADRA	11,898	158
Livart Furniture Co., Ltd.C	570	10
Lotte Chilsung Beverage Co., Ltd.	47	71
LS Networks Co., Ltd.C	780	3
POSCO	397	118
Sam Young Electronics Co., Ltd.C	9,010	100
Samchully Co., Ltd.C	612	91
Samsung Electronics Co., Ltd.	128	167
Samyang Corp.C	950	42
Samyang Genex Co., Ltd.C	100	11
Shinsegae Information & Communication Co., Ltd.C	625	46
SK Telecom Co., Ltd.	523	108
Telcoware Co., Ltd.C	500	7

Total South Korea		1,716

Taiwan - 10.08%
Common Stocks - (Cost $1,711)
Ability Enterprise Co., Ltd.C	26,000	16
Advanced International Multitech Co., Ltd.C	2,000	2
Charoen Pokphand Foods PCLC G	18,000	15
Cheng Shin Industries	57,000	164
China Bills Finance Corp.C	22,000	9
China Steel Corp.	115,000	97
China Synthetic RubberC	46,000	44
Chunghwa Telecom Co., Ltd.	40,000	125
CSBC Corp., TaiwanC	24,000	15
Fine Blanking & Tool Co., Ltd.C	5,000	8
Formosa Taffeta Co., Ltd.	22,000	23
Great Wall Enterprise Co., Ltd.C	165,000	171
Greatek Electronics, Inc.	141,000	166
HON HAI Precision Industry Co., Ltd.	58,000	166
L&K Engineering Co., Ltd.C	10,000	9
Microlife Corp.C	10,000	27
Micro-Star International Co., Ltd.C	56,000	61
Promate Electronic Co., Ltd.	17,000	20
Shihlin Electric & Engineering Corp.C	11,000	13
Stark Technology, Inc.C	28,000	27
Systex Corp.C	4,000	8
Taichung Commercial BankC	136,000	45
Taiwan Cooperative Financial Holding Co., Ltd.C	181,000	96
Taiwan Semiconductor Manufacturing Co., Ltd.C	21,000	73
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored, ADRA	5,555	111
Taiwan Sogo Shin Kong SECC	17,000	23
Test-Rite International Co.C	26,000	19
Trade-Van Information Services Co.	16,000	14
TTet Union Corp.C	6,000	15
Weikeng Industrial Co., Ltd.C	8,000	6
Wowprime Corp.C	3,000	45
YC Co., Ltd.C	49,000	36

	Shares	Fair Value
		(000’s)
YungShin Global Holding Corp.	56,000	$103

Total Taiwan		1,772

Thailand - 1.09%
Common Stocks - (Cost $188)
Electricity Genera PCLC G	24,000	97
Ratchaburi Electricity Generating Holding PCLC G	22,900	38
Thai Vegetable Oil PCLC G	75,800	56

Total Thailand		191

United States - 0.02%
Common Stocks - (Cost $2)
58.com, Inc., ADRA C	65	3

SHORT-TERM INVESTMENTS - 11.91% (Cost $2,094)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,093,631	2,094

TOTAL INVESTMENTS - 107.81% (Cost $18,449)		18,958
LIABILITIES, NET OF OTHER ASSETS - (7.81)%		(1,373)

TOTAL NET ASSETS - 100.00%		$17,585

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	REIT - Real Estate Investment Trust.
C	Non-income producing security.
D	Right.
E	GDR - Global Depositary Receipt.
F	Fair valued pursuant to procedures approved by the Board of Trustees.
G	PLC - Public Limited Company.
H	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
I	Amount less than $500 but greater than $0.

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets June Futures	Long	5	June, 2014	$249	$0

				$249	$0	I

AMERICAN BEACON SGA GLOBAL GROWTH FUND

April 30, 2014 (Unaudited)

	Shares	Fair Value
		(000’s)
Argentina - 2.25%
Common Stocks - (Cost $144)
MercadoLibre, Inc.	1,400	$131

Brazil - 2.04%
Common Stocks - (Cost $113)
AMBEV S.A., ADRA	16,445	119

Denmark - 4.60%
Common Stocks - (Cost $191)
Novo Nordisk A.S., Class BB	3,335	150
Novozymes A.S., Class BB	2,455	118

Total Denmark		268

France - 6.81%
Common Stocks - (Cost $376)
Danone S.A.	2,589	191
Sanofi	1,900	206

Total France		397

Germany - 2.76%
Common Stocks - (Cost $133)
SAP AG Sponsored, ADRA	1,983	161

Hong Kong/China - 8.54%
Common Stocks - (Cost $527)
AIA Group Ltd.	34,130	166
Ping An Insurance Group Co., H	13,690	101
Shandong Weigao Group Medical Co., Ltd. HB	127,577	128
Tencent Holdings Ltd.	1,650	103

Total Hong Kong/China		498

Ireland - 2.04%
Common Stocks - (Cost $128)
Perrigo Co. PLCC	820	119

Mexico - 1.85%
Common Stocks - (Cost $120)
Fomento Economico Mexicano, S.A.B. de C.V., ADR, Series BA	1,195	108

Sweden - 2.18%
Common Stocks - (Cost $135)
Elekta A.B. Class BB	9,075	127

	Shares	Fair Value
		(000’s)
Switzerland - 3.81%
Common Stocks - (Cost $190)
Nestle S.A.	2,870	$222

United Kingdom - 5.59%
Common Stocks - (Cost $319)
Aon PLCC	2,320	196
ARM Holdings PLCB C	8,605	130

Total United Kingdom		326

United States - 50.04%
Common Stocks - (Cost $2,567)
Amgen, Inc.	960	107
Cerner Corp.B	2,908	149
Colgate-Palmolive Co.	2,986	201
eBay, Inc.B	2,500	130
Equinix, Inc.B	630	118
Fastenal Co.	2,790	140
Google, Inc., Class CB	420	220
LinkedIn Corp., Class AB	750	115
Lowe’s Cos., Inc.	4,557	209
Monsanto Co.	1,460	162
Qualcomm, Inc.	2,106	166
Salesforce.com, Inc.B	2,240	116
Schlumberger Ltd.	2,165	220
Starbucks Corp.	1,880	133
Starwood Hotels & Resorts Worldwide, Inc.	2,121	163
State Street Corp.	3,022	195
Visa, Inc., Class A	1,015	206
Yum! Brands, Inc.	2,169	166

Total United States		2,916

SHORT-TERM INVESTMENTS - 4.32% (Cost $252)
JPMorgan U.S. Government Money Market Fund, Capital Class	252,122	252

TOTAL INVESTMENTS - 96.83% (Cost $5,195)		5,644
OTHER ASSETS, NET OF LIABILITIES - 3.17%		185

TOTAL NET ASSETS - 100.00%		$5,829

Percentages are stated as a percent of net assets.

A	ADR - American Depositary Receipt.
B	Non-income producing security.
C	PLC - Public Limited Company.

Futures Contracts Open on April 30, 2014 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets June Futures	Long	1	June, 2014	$50	$1
Mini MSCI EAFE June Futures	Long	1	June, 2014	96	4
S&P 500 EMINI June Futures	Long	1	June, 2014	94	2

				$240	$7

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUND

April 30, 2014 (Unaudited)

		Par Amount	Fair Value
		(000’s)	(000’s)
Argentina - 4.61%
Foreign Sovereign - 4.61%
Argentina Bonar Bonds, 7.00%, Due 4/17/2017		$500	$459
Provincia de Buenos Aires, 10.875%, Due 1/26/2021A		350	319

Total Argentina (Cost $742)			778

Armenia - 2.43% (Cost $414)
Foreign Sovereign - 2.43%
Republic of Armenia, 6.00%, Due 9/30/2020A		400	410

Belize - 0.82% (Cost $140)
Foreign Sovereign - 0.82%
Republic of Belize, 5.00%, Due 2/20/2038A B		200	138

Brazil - 3.88% (Cost $627)
Foreign Sovereign - 3.88%
Nota Do Tesouro Nacional, 10.00%, Due 1/1/2025	BRL	1,650	655

Costa Rica - 2.43% (Cost $418)
Foreign Sovereign - 2.43%
Republic of Costa Rica, 11.50%, Due 12/21/2022A	CRC	210,000	410

Dominican Republic - 3.34% (Cost $594)
Foreign Sovereign - 3.34%
Dominican Republic, 15.95%, Due 6/4/2021A	DOP	21,500	564

Ecuador - 1.90% (Cost $313)
Foreign Sovereign - 1.90%
Republic of Ecuador, 9.375%, Due 12/15/2015A		300	321

Egypt - 2.18% (Cost $362)
Foreign Sovereign - 2.18%
Arab Republic of Egypt, 6.875%, Due 4/30/2040A		400	368

Gabon - 1.26% (Cost $206)
Foreign Sovereign - 1.26%
Gabonese Republic, 6.375%, Due 12/12/2024A		200	213

Georgia - 1.27% (Cost $220)
Foreign Sovereign - 1.27%
Republic of Georgia, 6.875%, Due 4/12/2021A		$200	$215

		Par Amount	Fair Value
		(000’s)	(000’s)
Ghana - 4.30%
Foreign Sovereign - 4.30%
Ghana Government Bond, 26.00%, Due 6/5/2017	GHS	1,500	540
Republic of Ghana, 7.875%, Due 8/7/2023A		200	185

Total Ghana (Cost $769)			725

Honduras - 2.35% (Cost $398)
Foreign Sovereign - 2.35%
Honduras Government Bond, 7.50%, Due 3/15/2024A		400	397

Iraq - 3.17% (Cost $526)
Foreign Sovereign - 3.17%
Republic of Iraq, 5.80%, Due 1/15/2028A		600	536

Ivory Coast - 2.78% (Cost $444)
Foreign Sovereign - 2.78%
Ivory Coast Government Bond, 5.75%, Due 12/31/2032A		500	470

Kenya - 2.62% (Cost $435)
Foreign Sovereign - 2.62%
Kenya Infrastructure Bond, 11.00%, Due 9/15/2025	KES	38,000	442

Mongolia - 2.99% (Cost $497)
Foreign Sovereign - 2.99%
Mongolia International Bond, 5.125%, Due 12/5/2022A		600	506

Mozambique - 2.85% (Cost $475)
Foreign Sovereign - 2.85%
Moz Ematum Finance, 6.305%, Due 9/11/2020A		500	482

Nicaragua - 3.86% (Cost $652)
Foreign Sovereign - 3.86%
Republic of Nicaragua, 5.00%, Due 2/1/2019		690	652

Nigeria - 4.71% (Cost $770)
Foreign Sovereign - 4.71%
Nigeria Government Bond, 15.10%, Due 4/27/2017	NGN	122,000	796

		Par Amount	Fair Value
		(000’s)	(000’s)
Pakistan - 3.60%
Foreign Sovereign - 3.60%
Islamic Republic of Pakistan,
7.25%, Due 4/15/2019A		$350	$350
7.875%, Due 3/31/2036A		300	258

Total Pakistan (Cost $610)			608

Rwanda - 2.96% (Cost $495)
Foreign Sovereign - 2.96%
Republic of Rwanda, 6.625%, Due 5/2/2023A		500	500

Seychelles - 3.70% (Cost $634)
Foreign Sovereign - 3.70%
Republic of Seychelles, 5.00%, Due 1/1/2026A		700	625

Sri Lanka - 3.45% (Cost $585)
Foreign Sovereign - 3.45%
Sri Lanka Government Bond, 7.50%, Due 8/15/2018	LKR	80,000	583

Turkey - 2.02% (Cost $313)
Foreign Sovereign - 2.02%
Republic of Turkey, 10.70%, Due 2/24/2016	TRY	700	341

Uganda - 3.47%
Foreign Sovereign - 3.47%
Uganda Government Bond,
13.375%, Due 2/25/2016	UGX	1,000,000	399
10.75%, Due 9/8/2016	UGX	500,000	188

Total Uganda (Cost $586)			587

United Kingdom - 4.62% (Cost $768)
Foreign Sovereign - 4.62%
Standard Chartered Bank CLN, Bangladesh Treasury Bond, 1.00%, Due 1/22/2019C		750	782

United States - 2.49% (Cost $410)
Foreign Sovereign - 2.49%
Citigroup Inc. CLN, Vietnam Government Bond, 8.075%, Due 3/5/2016A		400	420

Uruguay - 2.46% (Cost $417)
Foreign Sovereign - 2.46%
Republica Orient Uruguay, 5.00%, Due 9/14/2018D	UYU	9,008	416

	Par Amount	Fair Value
	(000’s)	(000’s)
Venezuela - 4.48% (Cost $689)
Foreign Sovereign - 4.48%
Republic of Venezuela, 9.00%, Due 5/7/2023	$925	$756

Zambia - 3.14% (Cost $503)
Foreign Sovereign - 3.14%
Republic of Zambia, 5.375%, Due 9/20/2022A	600	531

	Shares
SHORT-TERM INVESTMENTS - 14.71% (Cost $2,486)
Short-Term Investments - 14.71%
JPMorgan U.S. Government Money Market Fund, Capital Class	2,485,522	2,486

TOTAL INVESTMENTS - 104.85% (Cost $17,498)		17,713
LIABILITIES, NET OF OTHER ASSETS - (4.85%)		(818)

TOTAL NET ASSETS - 100.00%		$16,895

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	Step Up/Down - A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
C	Fair valued pursuant to procedures approved by the Board of Trustees.
D	Inflation Indexed Note.

AMERICAN BEACON FUNDS SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

For valuation purposes, the last quoted price of non U.S. equity securities may be adjusted under the circumstances described below. If the Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended April 30, 2014, the Earnest Partners Emerging Market Equity Fund transferred securities with the market value of $2,752,700 from Level 2 to Level 1. As of April 30, 2014, the investments were classified as described below (in thousands):

	Level 1	Level 2	Level 3	Total
Earnest Partners Emerging Markets Equity Fund[1]
Common Stock	$4,175	$—	$—	$4,175
Short-Term Investments - Money Market Funds	442	—	—	442

Total Investments in Securities	$4,617	$—	$—	$4,617

Financial Derivative Instruments-Liabilities[2]
Equity Contracts	$(2)	$—	$—	$(2)

	Level 1	Level 2	Level 3	Total
Acadian Emerging Markets Managed Volatility Fund[1]
Common Stock	$16,384	$—	$—	$16,384
Preferred Stock	480	—	—	480
Short-Term Investments - Money Market Funds	2,094	—	—	2,094

Total Investments in Securities	$18,958	$—	$—	$18,958

Financial Derivative Instruments-Assets[2]
Equity Contracts	$(0)[3]	$—	$—	$(0)

	Level 1	Level 2	Level 3	Total
SGA Global Growth Fund[1]
Common Stock	$5,392	$—	$—	$5,392
Short-Term Investments - Money Market Funds	252	—	—	252

Total Investments in Securities	$5,644	$—	$—	$5,644

Financial Derivative Instruments-Assets[2]
Equity Contracts	$7	$—	$—	$7

	Level 1	Level 2	Level 3	Total
Global Evolution Frontier Markets Income Fund[1]
Foreign Sovereign	$—	$15,227	$—	$15,227
Short-Term Investments - Money Market Funds	2,486	—	—	2,486

Total Investments in Securities	$2,486	$15,227	$—	$17,713

[1]	Refer to the schedules of investments for country information.
[2]	Financial derivative instruments include open futures contracts.
[3]	Amount less than $500 but greater than $0.

Securities and Other Investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended April 30, 2014 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Average Futures Contracts Outstanding
For the Quarter Ended	January 31, 2014	April 30, 2014
Earnest Partners Emerging Markets Fund	6	8
Acadian Emerging Markets Fund	2	3
SGA Global Growth Fund	1	1

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure (in thousands) (1) (2):

Fair Values of derivative financial instruments as of April 30, 2014:

Assets	Derivative	Earnest Partners	Acadian		SGA Global
Unrealized appreciation of futures contracts	Equity Contract	$—	$—		$7

Liabilities	Derivative	Earnest Partners	Acadian		SGA Global
Unrealized depreciation of futures contracts	Equity Contract	$(2)	$—	(3)	$—

(1)	See Note 3 in the Notes to Financial Statements for additional information.
(2)	The volume of derivative activity described above is reflective of the derivative activity through the current period of operations.
(3)	Amounts less than $500.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as Deposits with brokers for futures contracts and Payable to brokers for futures contracts, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties, such as ISDA, Master Repo Agreements and Master Forward Agreements which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, April 30, 2014 (in thousands).

Earnest Partners Emerging Markets Equity Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2014

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Liabilities
Futures Contracts	$(2)	$—	$(2)

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of April 30, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$(2)	$—	$—	$(2)

Acadian Emerging Markets Managed Volatility Fund

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2014

Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset	Net Amounts of Liabilities
Futures Contracts	$(0	)(1)	$—	$(0)

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty as of April 30, 2014

			Gross Amounts Not Offset
Counterparty	Net amount of Liabilities		Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$(0	)(1)	$—	$—	$(0)

SGA Global Growth Fund

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Assets
Futures Contracts	$7	$—	$7

Financial Assets, Derivative Assets, and Collateral Pledged by Counterparty as of April 30, 2014

		Gross Amounts Not Offset
Counterparty	Net amount of Assets	Financial Instruments	Cash Collateral Received	Net Amount
Goldman Sachs & Co.	$7	$—	$—	$7

(1)	Amounts less than $500.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits. The tax years for the periods ended September 30, 2011, 2012, and 2013 for the SGA Fund and the period ended January 31, 2014 for Acadian, Earnest Partners, and SGA Funds, respectively, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2014, the Funds’ cost of investments for federal income tax purposes were as follows (in thousands):

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Earnest Partners Emerging Markets Equity Fund	$4,714	$176	$(273)	$(97)
Acadian Emerging Markets Managed Volatility Fund	18,468	1,040	(550)	490
SGA Global Growth Fund	5,201	588	(145)	443
Global Evolution Frontier Markets Income Fund	17,498	322	(107)	215

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 30, 2014

By:
/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: June 30, 2014

By:
/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: June 30, 2014